SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)		3 Months Ended											4 Months Ended	6 Months Ended				9 Months Ended			12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest earned on marketable securities held in Trust Account																						$ 3,784,472
Less: interest available to be withdrawn for payment of taxes																						(672,550)
Net income																						$ 3,111,922
Basic and diluted weighted average shares outstanding						15,885,267	18,373,388	18,423,140	18,395,920	18,433,694	18,479,296	18,449,542	18,572,335		7,942,633	18,409,605	18,464,501	5,275,764	18,397,400	18,454,119	3,949,616	18,270,950	18,402,979
Basic and diluted net income per share						$ 0.00															$ 0.00	$ 0.17
Net (loss) income			$ (1,711,607)	$ 4,209,573	$ 887,162	$ 1,792,718	$ 353,223	$ 418,902	$ 1,117,163	$ (1,128,601)	$ 142,110	$ 747,316	$ (1,123,193)		$ 2,679,880	$ 1,536,065	$ 889,426	$ 6,889,453	$ 1,889,288	$ (239,175)	$ 4,310,769	$ (1,067,296)	$ 2,053,783
Less: Net income allocable to Common stock subject to possible redemption																						(3,239,823)
Non-Redeemable Net Income (Loss)			$ (1,711,607)			$ 1,792,718															$ 4,309,136	$ (4,307,119)
Basic and diluted weighted average shares outstanding			6,224,268			6,375,178															6,642,759	6,621,293
Basic and diluted net income (loss) per share				$ 0.67	$ 0.13	$ 0.24	$ (0.09)	$ (0.08)	$ 0.01	$ (0.30)	$ (0.09)	$ 0.03	$ (0.19)		$ 0.38	$ (0.04)	$ (0.08)	$ 1.02	$ (0.13)	$ (0.38)	$ 0.65	$ (0.63)	$ (0.21)
Net income																						$ (3,111,922)
Basic and diluted net income per share						$ 0.00
Less: Net income attributable to Common stock subject to possible redemption																						(3,111,922)
Non-redeemable net (loss) income			$ (1,711,607)			$ 1,792,718															4,309,136	(4,307,119)
Basic and diluted weighted average shares outstanding			6,224,268			6,375,178
Basic and diluted net (loss) income per share			$ (0.27)			$ 0.28
Ensysce Biosciences, Inc [Member]
Net (loss) income		$ (935,544)			$ (704,498)									$ (1,883,275)	$ (1,727,745)
Basic and diluted weighted average shares outstanding	[1]	16,053,550			15,768,725									15,943,867	15,768,725
Basic and diluted net income (loss) per share	[1]	$ (0.06)			$ (0.04)									$ (0.12)	$ (0.11)
Net income (loss) attributable to common stockholders																					$ 56,770	$ (10,102,280)
Weighted average shares outstanding, basic	[2]																				15,768,725	15,768,725
Weighted average dilutive stock options																					738,662
Weighted average shares outstanding, diluted	[2]																				16,507,387	15,768,725
Net income (loss) per share attributable to common stockholders, basic	[2]																				$ 0.00	$ (0.64)
Net income (loss) per share attributable to common stockholders, diluted	[2]																				$ 0.00	$ (0.64)

[1]	Prior period amounts have been retroactively restated for the Business Combination as described in Note 1
[2]	Retroactively restated for the merger as described in Note 12